FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-03193
                                                     ---------

                         FRANKLIN TAX-EXEMPT MONEY FUND
                         ------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  04/30/09
                           ---------


Item 1. Schedule of Investments.



Franklin Tax-Exempt Money Fund

QUARTERLY STATEMENT OF INVESTMENTS
APRIL 30, 2009

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   7

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

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

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2009 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                               ------------    -------------
    INVESTMENTS 102.9%
    MUNICIPAL BONDS 102.9%
    CALIFORNIA 2.6%
(a) California State GO, Kindergarten-University, Refunding, Series A-3, Daily VRDN and Put,
       0.40%, 5/01/34 ......................................................................   $  2,300,000    $   2,300,000
(a) San Jose RDAR, Merged Area Redevelopment Project, Series B, Weekly VRDN and Put, 0.20%,
       8/01/32 .............................................................................      2,300,000        2,300,000
                                                                                                               -------------
                                                                                                                   4,600,000
                                                                                                               -------------
    COLORADO 17.2%
(a) Colorado Educational and Cultural Facilities Authority Revenue,
       Clyford Still Museum Project, Weekly VRDN and Put, 0.47%, 12/01/38 ..................      2,000,000        2,000,000
       National Jewish Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put,
          0.50%, 7/01/36 ...................................................................      6,450,000        6,450,000
       National Jewish Federation Bond Program, Series A-4, Daily VRDN and Put,
          0.50%, 2/01/34 ...................................................................      4,475,000        4,475,000
       National Jewish Federation Bond Program, Series A-12, Daily VRDN and Put, 0.50%,
          2/01/38 ..........................................................................      1,045,000        1,045,000
       National Jewish Federation Bond Program, Series C-4, Daily VRDN and Put,
          0.50%, 6/01/37 ...................................................................      3,200,000        3,200,000
(a) Colorado Health Facilities Authority Revenue, Exempla Inc., Series B, Weekly VRDN
       and Put, 0.45%, 1/01/33 .............................................................      1,800,000        1,800,000
(a) Colorado HFAR, MF,
       Central Park, Refunding, Weekly VRDN and Put, 0.40%, 10/15/16 .......................      4,200,000        4,200,000
       St. Moritz, Refunding, Series H, Weekly VRDN and Put, 0.40%, 10/15/16 ...............      5,915,000        5,915,000
(a) Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put,
       0.50%, 4/01/16 ......................................................................      1,000,000        1,000,000
                                                                                                               -------------
                                                                                                                  30,085,000
                                                                                                               -------------
    CONNECTICUT 4.8%
(a) Connecticut State Health and Educational Facilities Authority Revenue,
       Yale University,
       Series V-1, Daily VRDN and Put, 0.30%, 7/01/36 ......................................      8,100,000        8,100,000
       Series V-2, Daily VRDN and Put, 0.30%, 7/01/36 ......................................        200,000          200,000
                                                                                                               -------------
                                                                                                                   8,300,000
                                                                                                               -------------
    FLORIDA 7.1%
(a) Broward County Educational Facilities Authority Revenue, Nova Southeastern University,
       Series A, Daily VRDN and Put, 0.45%, 4/01/38 ........................................      1,000,000        1,000,000
(a) Florida State Department of Environmental Protection Preservation Revenue, Everglades
       Restoration, Series A, Assured Guaranty, Weekly VRDN and Put, 0.50%,
       7/01/27 .............................................................................     10,470,000       10,470,000
(a) Lakeland Energy System Revenue, Refunding, Series A, Weekly VRDN and
       Put, 0.32%, 10/01/37 ................................................................      1,000,000        1,000,000
                                                                                                               -------------
                                                                                                                  12,470,000
                                                                                                               -------------
    GEORGIA 2.9%
(a) Cobb County Housing Authority MFHR, Tamarron Apartments Project, Weekly VRDN and Put,
       0.50%, 3/01/24 ......................................................................      3,840,000        3,840,000
(a) Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, Weekly VRDN and Put,
       0.55%, 6/15/25 ......................................................................      1,200,000        1,200,000
                                                                                                               -------------
                                                                                                                   5,040,000
                                                                                                               -------------


                     Quarterly Statement of Investments | 3

Franklin Tax-Exempt Money Fund

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT          VALUE
                                                                                               ------------    -------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS 3.6%
(a) Illinois Health Facilities Authority Revenue, Revolving Fund Pooled, Series C, Weekly
       VRDN and Put, 0.48%, 8/01/15 ........................................................   $  6,200,000    $   6,200,000
                                                                                                               -------------
    IOWA 1.3%
(a) Iowa State Finance Authority Health Care Facilities Revenue, Iowa Health
       Systems, Refunding,
       Series A, Daily VRDN and Put, 0.45%, 2/15/35 ........................................      1,000,000        1,000,000
       Series C, Daily VRDN and Put, 0.37%, 2/15/35 ........................................      1,300,000        1,300,000
                                                                                                               -------------
                                                                                                                   2,300,000
                                                                                                               -------------
    KENTUCKY 0.9%
(a) Lexington-Fayette Urban County Airport Board General Airport Revenue,
       Refunding, Series B, Daily VRDN and Put, 0.45%, 7/01/38 .............................      1,000,000        1,000,000
(a) Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.45%, 9/01/34 ..............        610,000          610,000
                                                                                                               -------------
                                                                                                                   1,610,000
                                                                                                               -------------
    LOUISIANA 1.6%
(a) Louisiana Public Facilities Authority Revenue, Christus Health, Refunding,
       Series D-2, Weekly VRDN and Put, 0.32%, 7/01/31 .....................................      2,705,000        2,705,000
                                                                                                               -------------
    MARYLAND 1.4%
(a) Frederick MFHR, Brookside Apartments, Refunding, Weekly VRDN and Put, 0.30%,
       11/01/20 ............................................................................      2,525,000        2,525,000
                                                                                                               -------------
    MICHIGAN 1.3%
(a) Michigan State University Revenues, General, Refunding, Series B, Weekly
       VRDN and Put, 0.33%, 2/15/26 ........................................................      2,200,000        2,200,000
                                                                                                               -------------
    MINNESOTA 4.7%
(a) Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN
       and Put, 0.42%, 9/01/24 .............................................................      2,040,000        2,040,000
(a) Mendota Heights Housing Mortgage Revenue, MF, Series A, Weekly VRDN and Put, 0.42%,
       11/01/31 ............................................................................      1,015,000        1,015,000
(a) Minneapolis Health Care System Revenue, Fairview Health Services, Series
       E, Weekly VRDN and Put, 0.35%, 11/15/47 .............................................      4,000,000        4,000,000
(a) Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 0.42%,
       11/01/31 ............................................................................        150,000          150,000
(a) Minneapolis Revenue, Guthrie Theater Project, Series A, Weekly VRDN and
       Put, 0.42%, 10/01/23 ................................................................      1,000,000        1,000,000
                                                                                                               -------------
                                                                                                                   8,205,000
                                                                                                               -------------
    MISSOURI 5.9%
(a) Missouri State Health and Educational Facilities Authority Educational Facilities
       Revenue, St. Louis University, Refunding, Series A-1, Daily VRDN and Put, 0.45%,
       10/01/35 ............................................................................      2,265,000        2,265,000
(a) Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       Sister Mercy Health, Series D, Weekly VRDN and Put, 0.48%, 6/01/39 ..................      5,000,000        5,000,000
    St. Louis General Fund Revenue, TRAN, 3.25%, 6/30/09 ...................................      3,000,000        3,007,170
                                                                                                               -------------
                                                                                                                  10,272,170
                                                                                                               -------------


                     4 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT          VALUE
                                                                                               ------------    -------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK 5.8%
(a) MTA Revenue, Transportation, Refunding, Series G1, Weekly VRDN and Put, 0.23%,
       11/01/26 ............................................................................   $  2,500,000    $   2,500,000
(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second
       General Resolution, Refunding, Series CC, Sub Series CC-1, Daily VRDN and Put, 0.45%,
       6/15/38 .............................................................................      4,000,000        4,000,000
(a) New York State Dormitory Authority Revenues, State Supported Debt, City
       University of New York, Consolidated 5th, Refunding, Series D, Weekly VRDN and Put,
       0.44%, 7/01/31 ......................................................................      1,000,000        1,000,000
(a) New York State Energy Research and Development Authority PCR, New York State Electric
       and Gas Corp. Project, Refunding, Series D2, Weekly VRDN and Put, 0.45%, 10/01/29 ...      2,700,000        2,700,000
                                                                                                               -------------
                                                                                                                  10,200,000
                                                                                                               -------------
    NORTH CAROLINA 5.8%
(a) New Hanover County Hospital Revenue, New Hanover Regional Medical Center, Series A,
       Weekly VRDN and Put, 0.48%, 10/01/38 ................................................      5,000,000        5,000,000
(a) North Carolina State GO,
       Public Improvement, Series D, Weekly VRDN and Put,
       0.55%, 5/01/21 ......................................................................      4,135,000        4,135,000
       Series G, Weekly VRDN and Put, 0.27%, 5/01/21 .......................................        900,000          900,000
                                                                                                               -------------
                                                                                                                  10,035,000
                                                                                                               -------------
    OHIO 2.1%
(a) Cleveland-Cuyahoga County Port Authority Revenue, Carnegie, 89th Garage Project,
       Refunding, Weekly VRDN and Put, 0.38%, 1/01/37 ......................................      2,655,000        2,655,000
    Columbus GO, Refunding, Series B, 5.00%, 7/01/09 .......................................      1,000,000        1,005,555
                                                                                                               -------------
                                                                                                                   3,660,555
                                                                                                               -------------
    OREGON 6.9%
(a) Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
       Daily VRDN and Put, 0.50%, 8/15/37 ..................................................      1,500,000        1,500,000
    Oregon State GO,
    (a) Series 73G, Weekly VRDN and Put, 0.28%, 12/01/18 ...................................      4,100,000        4,100,000
        State Board Higher Education, Refunding, Series A, 5.00%, 8/01/09 ..................      1,445,000        1,457,190
        TAN, Series A, 3.00%, 6/30/09 ......................................................      5,000,000        5,010,500
                                                                                                               -------------
                                                                                                                  12,067,690
                                                                                                               -------------
    PENNSYLVANIA 2.9%
(a) Bucks County IDA Hospital Revenue, Grand View Hospital, Series A, Weekly VRDN and Put,
       0.46%, 7/01/34 ......................................................................      2,000,000        2,000,000
(a) Emmaus General Authority Revenue, Local Government, Series B-29, Weekly VRDN and Put,
       0.40%, 3/01/24 ......................................................................      1,000,000        1,000,000
(a) Pennsylvania State Higher Educational Facilities Authority Revenue, Holy Family
       University Project, Weekly VRDN and Put, 0.50%, 8/01/38 .............................      2,000,000        2,000,000
                                                                                                               -------------
                                                                                                                   5,000,000
                                                                                                               -------------
    TENNESSEE 0.3%
(a) Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund,
       Daily VRDN and Put, 0.45%, 7/01/31 ..................................................        560,000          560,000
                                                                                                               -------------


                     Quarterly Statement of Investments | 5

Franklin Tax-Exempt Money Fund

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT          VALUE
                                                                                               ------------    -------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS 14.3%
(a) Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, Weekly VRDN and Put,
       0.50%, 9/15/26 ......................................................................   $  5,300,000    $   5,300,000
(a) Dallas Performing Arts Cultural Facilities Corp. Cultural Revenue, Dallas
       Arts Center Foundation, Refunding, Series B, Daily VRDN and Put, 0.45%, 9/01/41 .....      1,200,000        1,200,000
(a) Harris County Cultural Education Facilities Finance Corp. Special Facilities Revenue,
       Texas Medical Center, Refunding, Series B, Sub Series B-1, Daily VRDN and Put, 0.45%,
       9/01/31 .............................................................................      1,285,000        1,285,000
(a) Metropolitan Higher Education Authority Inc. Higher Education Revenue, University of
       Dallas Project, Weekly VRDN and Put, 0.43%, 8/01/38 .................................      8,100,000        8,100,000
    Texas State TRAN, 3.00%, 8/28/09 .......................................................      5,000,000        5,022,137
(a) University of Texas Permanent University Fund Revenue, System, Series A, Weekly VRDN and
       Put, 0.17%, 7/01/38 .................................................................      4,000,000        4,000,000
                                                                                                               -------------
                                                                                                                  24,907,137
                                                                                                               -------------
    VIRGINIA 0.6%
(a) Hanover County EDA Revenue, Bon Secours Health, Refunding, Series D-2, Weekly VRDN and
       Put, 0.40%, 11/01/25 ................................................................      1,055,000        1,055,000
                                                                                                               -------------
    WASHINGTON 3.6%
(a) Vancouver Housing Authority Revenue, Pooled Housing, Refunding, Weekly VRDN and Put,
       0.52%, 12/01/38 .....................................................................      3,000,000        3,000,000
(a) Washington State Housing Finance Commission Nonprofit Housing Revenue, Rockwood
       Retirement Program, Series A, Daily VRDN and Put, 0.77%, 1/01/30 ....................      2,000,000        2,000,000
(a) Washington State Housing Finance Commission Nonprofit Revenue, St. Vincent de Paul
       Project, Series A, Weekly VRDN and Put, 0.49%, 2/01/31 ..............................      1,200,000        1,200,000
                                                                                                               -------------
                                                                                                                   6,200,000
                                                                                                               -------------
    WISCONSIN 5.3%
(a) University Hospitals and Clinics Authority Revenue, Refunding, Series B, Daily VRDN and
       Put, 0.45%, 4/01/34 .................................................................      3,300,000        3,300,000
(a) Wisconsin State Health and Educational Facilities Authority Revenue, Meriter Hospital
       Inc., Series B, Daily VRDN and Put, 0.42%, 12/01/26 .................................      6,000,000        6,000,000
                                                                                                               -------------
                                                                                                                   9,300,000
                                                                                                               -------------
    TOTAL INVESTMENTS (COST $179,497,552) 102.9% ...........................................                     179,497,552
    OTHER ASSETS, LESS LIABILITIES (2.9)% ..................................................                      (5,007,834)
                                                                                                               -------------
    NET ASSETS 100.0% ......................................................................                   $ 174,489,718
                                                                                                               =============

See Abbreviations on page 9.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At April 30, 2009, the cost of investments for book and income tax purposes was the same.

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Fund's Board of Trustees approved the participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which was subsequently extended through April 30, 2009. Under the Program, shares held by the Fund as of the close of business on September 19, 2008 ("Program Date") were insured against loss in the event the Fund liquidated its holdings during the term of the Program and the per share value at the time of liquidation dropped below $0.995. For participation in the initial three months of the Program, the Fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the Fund. The fees were amortized over the term of the Program. Although the U.S. Department of the Treasury extended the Program with a third and final installment, through September 18, 2009, the Fund has elected not to participate in this extension. Thus, the Fund's participation in the Program ended on April 30, 2009.

5. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                     Quarterly Statement of Investments | 7

Franklin Tax-Exempt Money Fund

5. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At April 30, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

6. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund is currently evaluating the impact, if any, of applying FSP FAS 157-4.


                     8 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

ABBREVIATIONS

SELECTED PORTFOLIO

EDA  - Economic Development Authority
GO   - General Obligation
HFA  - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
IDA  - Industrial Development Authority/Agency
IDR  - Industrial Development Revenue
MF   - Multi-Family
MFHR - Multi-Family Housing Revenue
MFR  - Multi-Family Revenue
MTA  - Metropolitan Transit Authority
PBA  - Public Building Authority
PCR  - Pollution Control Revenue
RDAR - Redevelopment Agency Revenue
TAN  - Tax Anticipation Note
TRAN - Tax and Revenue Anticipation Note

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of
1940 of Laura F. Fergerson,  Chief   Executive Officer  - Finance  and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2009


By /s/Gaston Gardey
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  June 25, 2009